Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Empower Conservative Profile Fund - Class L
Shareholder Report [Line Items]
Fund Name	Empower Conservative Profile Fund
Class Name	Class L
Trading Symbol	MXIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Class L/MXIPX)	$ 104	1.02% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%	[1]
Net Assets	$ 1,416,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,416M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.31%
Empower Short Duration Bond Fund Institutional Class	9.04%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.43%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.55%
Empower Core Bond Fund Institutional Class	6.55%
Empower Large Cap Value Fund Institutional Class	6.45%
Empower Real Estate Index Fund Institutional Class	4.90%
Empower International Value Fund Institutional Class	4.43%
Empower Inflation-Protected Securities Fund Institutional Class	4.36%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	22.31%
Empower Short Duration Bond Fund Institutional Class	9.04%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.43%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.55%
Empower Core Bond Fund Institutional Class	6.55%
Empower Large Cap Value Fund Institutional Class	6.45%
Empower Real Estate Index Fund Institutional Class	4.90%
Empower International Value Fund Institutional Class	4.43%
Empower Inflation-Protected Securities Fund Institutional Class	4.36%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Conservative Profile Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Conservative Profile Fund
Class Name	Institutional Class
Trading Symbol	MXKVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Institutional Class/MXKVX)	$ 43	0.42% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%	[1]
Net Assets	$ 1,416,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,416M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.31%
Empower Short Duration Bond Fund Institutional Class	9.04%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.43%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.55%
Empower Core Bond Fund Institutional Class	6.55%
Empower Large Cap Value Fund Institutional Class	6.45%
Empower Real Estate Index Fund Institutional Class	4.90%
Empower International Value Fund Institutional Class	4.43%
Empower Inflation-Protected Securities Fund Institutional Class	4.36%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	22.31%
Empower Short Duration Bond Fund Institutional Class	9.04%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.43%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.55%
Empower Core Bond Fund Institutional Class	6.55%
Empower Large Cap Value Fund Institutional Class	6.45%
Empower Real Estate Index Fund Institutional Class	4.90%
Empower International Value Fund Institutional Class	4.43%
Empower Inflation-Protected Securities Fund Institutional Class	4.36%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Conservative Profile Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Conservative Profile Fund
Class Name	Investor Class
Trading Symbol	MXCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Investor Class/MXCPX)	$ 79	0.77% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 1,416,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,416M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.31%
Empower Short Duration Bond Fund Institutional Class	9.04%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.43%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.55%
Empower Core Bond Fund Institutional Class	6.55%
Empower Large Cap Value Fund Institutional Class	6.45%
Empower Real Estate Index Fund Institutional Class	4.90%
Empower International Value Fund Institutional Class	4.43%
Empower Inflation-Protected Securities Fund Institutional Class	4.36%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	22.31%
Empower Short Duration Bond Fund Institutional Class	9.04%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.43%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.55%
Empower Core Bond Fund Institutional Class	6.55%
Empower Large Cap Value Fund Institutional Class	6.45%
Empower Real Estate Index Fund Institutional Class	4.90%
Empower International Value Fund Institutional Class	4.43%
Empower Inflation-Protected Securities Fund Institutional Class	4.36%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderately Conservative Profile Fund - Class L
Shareholder Report [Line Items]
Fund Name	Empower Moderately Conservative Profile Fund
Class Name	Class L
Trading Symbol	MXHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Moderately Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Class L/MXHPX)	$ 110	1.07% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.07%	[2]
Net Assets	$ 958,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 958M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	21.68%
Empower Large Cap Value Fund Institutional Class	10.42%
Empower International Value Fund Institutional Class	7.16%
Empower Multi-Sector Bond Fund Institutional Class	6.65%
Empower Global Bond Fund Institutional Class	6.60%
Empower Mid Cap Value Fund Institutional Class	5.33%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.14%
Empower Core Bond Fund Institutional Class	5.13%
Empower Large Cap Growth Fund Institutional Class	5.01%
Empower Real Estate Index Fund Institutional Class	4.40%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	21.68%
Empower Large Cap Value Fund Institutional Class	10.42%
Empower International Value Fund Institutional Class	7.16%
Empower Multi-Sector Bond Fund Institutional Class	6.65%
Empower Global Bond Fund Institutional Class	6.60%
Empower Mid Cap Value Fund Institutional Class	5.33%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.14%
Empower Core Bond Fund Institutional Class	5.13%
Empower Large Cap Growth Fund Institutional Class	5.01%
Empower Real Estate Index Fund Institutional Class	4.40%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderately Conservative Profile Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Moderately Conservative Profile Fund
Class Name	Institutional Class
Trading Symbol	MXJUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Moderately Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Institutional Class/MXJUX)	$ 48	0.47% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%	[2]
Net Assets	$ 958,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 958M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	21.68%
Empower Large Cap Value Fund Institutional Class	10.42%
Empower International Value Fund Institutional Class	7.16%
Empower Multi-Sector Bond Fund Institutional Class	6.65%
Empower Global Bond Fund Institutional Class	6.60%
Empower Mid Cap Value Fund Institutional Class	5.33%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.14%
Empower Core Bond Fund Institutional Class	5.13%
Empower Large Cap Growth Fund Institutional Class	5.01%
Empower Real Estate Index Fund Institutional Class	4.40%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	21.68%
Empower Large Cap Value Fund Institutional Class	10.42%
Empower International Value Fund Institutional Class	7.16%
Empower Multi-Sector Bond Fund Institutional Class	6.65%
Empower Global Bond Fund Institutional Class	6.60%
Empower Mid Cap Value Fund Institutional Class	5.33%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.14%
Empower Core Bond Fund Institutional Class	5.13%
Empower Large Cap Growth Fund Institutional Class	5.01%
Empower Real Estate Index Fund Institutional Class	4.40%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderately Conservative Profile Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Moderately Conservative Profile Fund
Class Name	Investor Class
Trading Symbol	MXDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Moderately Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Investor Class/MXDPX)	$ 84	0.82% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%	[2]
Net Assets	$ 958,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 958M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	21.68%
Empower Large Cap Value Fund Institutional Class	10.42%
Empower International Value Fund Institutional Class	7.16%
Empower Multi-Sector Bond Fund Institutional Class	6.65%
Empower Global Bond Fund Institutional Class	6.60%
Empower Mid Cap Value Fund Institutional Class	5.33%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.14%
Empower Core Bond Fund Institutional Class	5.13%
Empower Large Cap Growth Fund Institutional Class	5.01%
Empower Real Estate Index Fund Institutional Class	4.40%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	21.68%
Empower Large Cap Value Fund Institutional Class	10.42%
Empower International Value Fund Institutional Class	7.16%
Empower Multi-Sector Bond Fund Institutional Class	6.65%
Empower Global Bond Fund Institutional Class	6.60%
Empower Mid Cap Value Fund Institutional Class	5.33%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.14%
Empower Core Bond Fund Institutional Class	5.13%
Empower Large Cap Growth Fund Institutional Class	5.01%
Empower Real Estate Index Fund Institutional Class	4.40%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderate Profile Fund - Class L
Shareholder Report [Line Items]
Fund Name	Empower Moderate Profile Fund
Class Name	Class L
Trading Symbol	MXGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Moderate Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Class L/MXGPX)	$ 120	1.16% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.16%	[3]
Net Assets	$ 2,120,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,000,000
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,120M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	15.72%
Empower Large Cap Value Fund Institutional Class	14.37%
Empower International Value Fund Institutional Class	9.86%
Empower Mid Cap Value Fund Institutional Class	7.35%
Empower Large Cap Growth Fund Institutional Class	6.90%
Empower Multi-Sector Bond Fund Institutional Class	4.81%
Empower Global Bond Fund Institutional Class	4.78%
Empower Small Cap Value Fund Institutional Class	4.22%
Empower Emerging Markets Equity Fund Institutional Class	3.98%
Empower International Growth Fund Institutional Class	3.95%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	15.72%
Empower Large Cap Value Fund Institutional Class	14.37%
Empower International Value Fund Institutional Class	9.86%
Empower Mid Cap Value Fund Institutional Class	7.35%
Empower Large Cap Growth Fund Institutional Class	6.90%
Empower Multi-Sector Bond Fund Institutional Class	4.81%
Empower Global Bond Fund Institutional Class	4.78%
Empower Small Cap Value Fund Institutional Class	4.22%
Empower Emerging Markets Equity Fund Institutional Class	3.98%
Empower International Growth Fund Institutional Class	3.95%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderate Profile Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Moderate Profile Fund
Class Name	Institutional Class
Trading Symbol	MXITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Moderate Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Institutional Class/MXITX)	$ 58	0.56% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%	[3]
Net Assets	$ 2,120,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,000,000
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,120M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	15.72%
Empower Large Cap Value Fund Institutional Class	14.37%
Empower International Value Fund Institutional Class	9.86%
Empower Mid Cap Value Fund Institutional Class	7.35%
Empower Large Cap Growth Fund Institutional Class	6.90%
Empower Multi-Sector Bond Fund Institutional Class	4.81%
Empower Global Bond Fund Institutional Class	4.78%
Empower Small Cap Value Fund Institutional Class	4.22%
Empower Emerging Markets Equity Fund Institutional Class	3.98%
Empower International Growth Fund Institutional Class	3.95%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	15.72%
Empower Large Cap Value Fund Institutional Class	14.37%
Empower International Value Fund Institutional Class	9.86%
Empower Mid Cap Value Fund Institutional Class	7.35%
Empower Large Cap Growth Fund Institutional Class	6.90%
Empower Multi-Sector Bond Fund Institutional Class	4.81%
Empower Global Bond Fund Institutional Class	4.78%
Empower Small Cap Value Fund Institutional Class	4.22%
Empower Emerging Markets Equity Fund Institutional Class	3.98%
Empower International Growth Fund Institutional Class	3.95%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderate Profile Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Moderate Profile Fund
Class Name	Investor Class
Trading Symbol	MXMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Moderate Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Investor Class/MXMPX)	$ 94	0.91% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%	[3]
Net Assets	$ 2,120,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,000,000
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,120M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	15.72%
Empower Large Cap Value Fund Institutional Class	14.37%
Empower International Value Fund Institutional Class	9.86%
Empower Mid Cap Value Fund Institutional Class	7.35%
Empower Large Cap Growth Fund Institutional Class	6.90%
Empower Multi-Sector Bond Fund Institutional Class	4.81%
Empower Global Bond Fund Institutional Class	4.78%
Empower Small Cap Value Fund Institutional Class	4.22%
Empower Emerging Markets Equity Fund Institutional Class	3.98%
Empower International Growth Fund Institutional Class	3.95%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	15.72%
Empower Large Cap Value Fund Institutional Class	14.37%
Empower International Value Fund Institutional Class	9.86%
Empower Mid Cap Value Fund Institutional Class	7.35%
Empower Large Cap Growth Fund Institutional Class	6.90%
Empower Multi-Sector Bond Fund Institutional Class	4.81%
Empower Global Bond Fund Institutional Class	4.78%
Empower Small Cap Value Fund Institutional Class	4.22%
Empower Emerging Markets Equity Fund Institutional Class	3.98%
Empower International Growth Fund Institutional Class	3.95%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderately Aggressive Profile Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Moderately Aggressive Profile Fund
Class Name	Institutional Class
Trading Symbol	MXHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Moderately Aggressive Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Aggressive Profile Fund (Institutional Class/MXHRX)	$ 67	0.65% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.58%).

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%	[4]
Net Assets	$ 1,209,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,209M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	17.77%
Empower International Value Fund Institutional Class	12.20%
Empower Mid Cap Value Fund Institutional Class	9.09%
Empower of America Contract	8.81%
Empower Large Cap Growth Fund Institutional Class	8.54%
Empower Small Cap Value Fund Institutional Class	5.22%
Empower Emerging Markets Equity Fund Institutional Class	4.92%
Empower International Growth Fund Institutional Class	4.88%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.53%
Empower Real Estate Index Fund Institutional Class	3.40%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	17.77%
Empower International Value Fund Institutional Class	12.20%
Empower Mid Cap Value Fund Institutional Class	9.09%
Empower of America Contract	8.81%
Empower Large Cap Growth Fund Institutional Class	8.54%
Empower Small Cap Value Fund Institutional Class	5.22%
Empower Emerging Markets Equity Fund Institutional Class	4.92%
Empower International Growth Fund Institutional Class	4.88%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.53%
Empower Real Estate Index Fund Institutional Class	3.40%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderately Aggressive Profile Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Moderately Aggressive Profile Fund
Class Name	Investor Class
Trading Symbol	MXBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Moderately Aggressive Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Aggressive Profile Fund (Investor Class/MXBPX)	$ 103	1.00% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.58%).

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%	[4]
Net Assets	$ 1,209,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,209M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	17.77%
Empower International Value Fund Institutional Class	12.20%
Empower Mid Cap Value Fund Institutional Class	9.09%
Empower of America Contract	8.81%
Empower Large Cap Growth Fund Institutional Class	8.54%
Empower Small Cap Value Fund Institutional Class	5.22%
Empower Emerging Markets Equity Fund Institutional Class	4.92%
Empower International Growth Fund Institutional Class	4.88%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.53%
Empower Real Estate Index Fund Institutional Class	3.40%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	17.77%
Empower International Value Fund Institutional Class	12.20%
Empower Mid Cap Value Fund Institutional Class	9.09%
Empower of America Contract	8.81%
Empower Large Cap Growth Fund Institutional Class	8.54%
Empower Small Cap Value Fund Institutional Class	5.22%
Empower Emerging Markets Equity Fund Institutional Class	4.92%
Empower International Growth Fund Institutional Class	4.88%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.53%
Empower Real Estate Index Fund Institutional Class	3.40%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Aggressive Profile Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Aggressive Profile Fund
Class Name	Institutional Class
Trading Symbol	MXGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Aggressive Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Aggressive Profile Fund (Institutional Class/MXGTX)	$ 83	0.80% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%	[5]
Net Assets	$ 808,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 808M
Total number of portfolio holdings	10
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	24.64%
Empower International Value Fund Institutional Class	16.93%
Empower Mid Cap Value Fund Institutional Class	12.62%
Empower Large Cap Growth Fund Institutional Class	11.84%
Empower Small Cap Value Fund Institutional Class	7.25%
Empower Emerging Markets Equity Fund Institutional Class	6.83%
Empower International Growth Fund Institutional Class	6.78%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6.29%
Empower Small Cap Growth Fund Institutional Class	3.92%
Empower Real Estate Index Fund Institutional Class	2.90%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	24.64%
Empower International Value Fund Institutional Class	16.93%
Empower Mid Cap Value Fund Institutional Class	12.62%
Empower Large Cap Growth Fund Institutional Class	11.84%
Empower Small Cap Value Fund Institutional Class	7.25%
Empower Emerging Markets Equity Fund Institutional Class	6.83%
Empower International Growth Fund Institutional Class	6.78%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6.29%
Empower Small Cap Growth Fund Institutional Class	3.92%
Empower Real Estate Index Fund Institutional Class	2.90%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Aggressive Profile Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Aggressive Profile Fund
Class Name	Investor Class
Trading Symbol	MXAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Aggressive Profile Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Aggressive Profile Fund (Investor Class/MXAPX)	$ 120	1.15% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.15%	[5]
Net Assets	$ 808,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 808M
Total number of portfolio holdings	10
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	24.64%
Empower International Value Fund Institutional Class	16.93%
Empower Mid Cap Value Fund Institutional Class	12.62%
Empower Large Cap Growth Fund Institutional Class	11.84%
Empower Small Cap Value Fund Institutional Class	7.25%
Empower Emerging Markets Equity Fund Institutional Class	6.83%
Empower International Growth Fund Institutional Class	6.78%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6.29%
Empower Small Cap Growth Fund Institutional Class	3.92%
Empower Real Estate Index Fund Institutional Class	2.90%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	24.64%
Empower International Value Fund Institutional Class	16.93%
Empower Mid Cap Value Fund Institutional Class	12.62%
Empower Large Cap Growth Fund Institutional Class	11.84%
Empower Small Cap Value Fund Institutional Class	7.25%
Empower Emerging Markets Equity Fund Institutional Class	6.83%
Empower International Growth Fund Institutional Class	6.78%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6.29%
Empower Small Cap Growth Fund Institutional Class	3.92%
Empower Real Estate Index Fund Institutional Class	2.90%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).
[2]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
[3]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).
[4]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.58%).
[5]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).